EQUITY (Details Narrative)							3 Months Ended	12 Months Ended
	Apr. 30, 2024 USD ($) shares	Aug. 31, 2023 USD ($) shares	Nov. 22, 2022 USD ($) $ / shares shares	Mar. 22, 2022 USD ($) $ / shares shares	Mar. 08, 2022 USD ($) $ / shares shares	Nov. 17, 2017 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Apr. 12, 2024 $ / shares shares	Aug. 01, 2023 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized								20,000,000	20,000,000
Preferred stock, par value | $ / shares								$ 0.0001	$ 0.0001
Common stock, shares authorized								70,000,000	70,000,000
Common stock, par value | $ / shares								$ 0.0001	$ 0.0001
Shares issued under share-based payment arrangement									325,721
Value issued under share-based payment arrangement | $								$ 10,000	$ 327,499
Common stock, shares issued								10,592,607	7,341,607
Common stock, shares outstanding								10,592,607	7,341,607
Warrants outstanding			984,557
Amortization of debt discount | $								$ 6,566	$ 1,094,131
Public Warrants [Member]
Class of Stock [Line Items]
Warrants expire term								5 years
Warrants outstanding								11,500,000	11,500,000
Redemption price per public warrant | $ / shares								$ 0.01
Minimum threshold written notice period for redemption of public warrants								30 days
Stock price trigger for redemption of public warrants per share | $ / shares								$ 18.00
Threshold trading days for redemption of public warrants								20 days
Threshold consecutive trading days for redemption of public warrants								30 days
Threshold issue price for capital raising purposes in connection with the closing of a business combination | $ / shares								$ 9.20
Percentage of gross proceeds on total equity proceeds								60.00%
Threshold trading days for calculating market value								20 days
Percentage of adjustment of two of redemption price of stock based on market value and newly issued price								115.00%
Private Placement Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding								376,000	376,000
Series A Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares						$ 0.45	$ 1.84
Warrants issued						1,333,336	406,947
Fair value of warrants | $						$ 819,717
Warrants expire term description							June 22 through September 30, 2025
Series B Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares											$ 0.50	$ 0.50
Warrants issued											2,000,000	4,000,000
Series D Warrants [Member] | Subordinated Convertible Promissory Note [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares				$ 1.41
Warrants issued				196,911
Fair value of warrants | $				$ 51,449
Amortization of debt discount | $										$ 15,534
Series D Warrants [Member] | Subordinated Convertible Promissory Note One [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares			$ 1.41
Warrants issued			984,557
Fair value of warrants | $			$ 643,313
Amortization of debt discount | $										$ 589,703
Warrant [Member]
Class of Stock [Line Items]
Warrants issued to the originators of investor notes | $					$ 700,000
Exercise price of warrants | $ / shares					$ 0.92
Warrants issued					529,067
Fair value of warrants | $					$ 238,942
Common Stock [Member]
Class of Stock [Line Items]
Shares issued under share-based payment arrangement									325,721
Value issued under share-based payment arrangement | $									$ 33
Common Stock [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants issued							1,356,589
Unaffiliated Investors [Member] | Warrant [Member]
Class of Stock [Line Items]
Shares issued	2,000,000	4,000,000
Warrants expire term								5 years
Exercise price of warrants | $ / shares								$ 0.50
Common Class Subject to Redemption [Member]
Class of Stock [Line Items]
Common stock subject to possible redemption, shares issued								173,879	0
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								3,000	3,000
Preferred stock, par value | $ / shares								$ 1.00	$ 1.00
Preferred stock, shares issued								3,000	2,000
Preferred stock, shares outstanding								3,000	2,000
Series B Convertible Preferred Stock [Member] | Unaffiliated Investors [Member]
Class of Stock [Line Items]
Shares issued	1,000	2,000
Warrants issued to the originators of investor notes | $	$ 1,000,000	$ 2,000,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock, description								Shares of Cycurion’s Series B Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series B Convertible Preferred Stock-for-one share of common stock, subject to adjustment.
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								5,000	5,000
Preferred stock, par value | $ / shares								$ 82.46	$ 82.46
Preferred stock, shares issued								4,851	4,851
Preferred stock, shares outstanding								4,851	4,851
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, convertible, conversion ratio								0.12
Dividends payable, amount per share | $ / shares								$ 82.46
Debt conversion, description								The shares of our Series C Stock may be converted into shares of our Common Stock at a ratio of approximately 613 shares of Common Stock for every one share of our Series C Stock, or an aggregate of 2,972,320 shares of our Common Stock, assuming full conversion. In connection with conversions, each holder of our Series C Stock is subject to a “beneficial ownership limitation” of 4.99% of the number of shares of our Common Stock outstanding immediately after giving effect to that conversion, which limitation may be increased by the holder to not more than 9.99% on 61 days’ advanced notice to us
Stock issued during period, shares, new issues								613
Stock issued during period, shares, conversion of convertible securities								2,972,320
Preferred stock, liquidation preference per share | $ / shares								$ 82.46